Net Income (Loss) Per Share Net Income (Loss) Per Share - Additional Information (Detail) - shares shares in Millions	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Earnings Per Share [Abstract]
Anti-dilutive effect on calculation of diluted loss per common share attributable to outstanding stock-based awards (in shares)	6.0	6.1